COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

2014
Book value of assets pledged under ship mortgages (see Note 19)	$2,062 million